Employee Benefits - Schedule of Employee Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefits [Abstract]
Salaries	$ 1,263,331	$ 1,159,881
Pension costs	122,232	102,793
Share based compensation expense	261,473	254,288
Other employee costs and social benefits	144,117	187,621
Recharged to related party	(397,840)	(285,706)
Total employee benefits	$ 1,393,313	$ 1,418,877